Share-based Payment Reserves (Details 1) $ in Thousands	12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Share options	$ 1,440	$ 2,344
Sharebased Payment Arrangements One [member]
Expiry date	2017
Exercise price in $ per share option	4.80
Share options	$ 0	104
Share based Payment Arrangements Two [member]
Expiry date	2017
Exercise price in $ per share option	4.80
Share options	$ 0	200
Share based Payment Arrangements Three [member]
Expiry date	2017
Exercise price in $ per share option	1.00
Share options	$ 0	400
Share based Payment Arrangements Four [member]
Expiry date	2017
Exercise price in $ per share option	0.92
Share options	$ 0	200
Share based Payment Arrangements Five [member]
Expiry date	2020
Exercise price in $ per share option	1.00
Share options	$ 1,040	1,040
Share based Payment Arrangements Six [member]
Expiry date	2021
Exercise price in $ per share option	0.34
Share options	$ 400	$ 400